UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22050
Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend
and Income Fund
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	November 30
Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund
August 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 69.29%❖
Consumer Discretionary – 7.84%
Ford Motor	67,100	$930,677
Kering	6,467	1,106,577
Mattel	31,800	745,074
Nitori Holdings	29,208	2,318,178
Publicis Groupe	10,955	779,554
Sumitomo Rubber Industries	96,400	1,362,024
Target	11,800	916,978
Techtronic Industries	378,500	1,368,807
Toyota Motor	46,605	2,754,533
Yue Yuen Industrial Holdings	677,000	2,422,485
		14,704,887
Consumer Staples – 7.10%
Archer-Daniels-Midland	12,500	562,375
Aryzta †	48,276	2,474,354
Carlsberg Class B	19,373	1,463,624
Coca-Cola Amatil	153,105	914,846
ConAgra Foods	13,300	554,344
Japan Tobacco	56,200	1,997,232
Kimberly-Clark	10,100	1,075,953
Kraft Heinz	14,500	1,053,570
Procter & Gamble	15,100	1,067,117
Reynolds American	8,532	714,555
Tesco	493,093	1,431,307
		13,309,277
Diversified REITs – 0.48%
Intervest Offices &
Warehouses	2,500	62,764
Investors Real Estate Trust	10,260	68,639
Lexington Realty Trust	29,584	238,743
Mapletree Logistics Trust	70,996	49,278
Orix JREIT	40	50,392
Stockland	70,059	194,669
Vornado Realty Trust	2,641	230,269
		894,754
Energy – 5.86%
Chevron	9,800	793,702
CNOOC	1,022,000	1,281,050
ConocoPhillips	16,400	806,060
Marathon Oil	36,500	631,085
Occidental Petroleum	8,200	598,682
Royal Dutch Shell ADR	21,300	1,127,409
Saipem †	70,685	679,497
Spectra Energy	25,500	741,285
Subsea 7 †	15,845	136,314
Suncor Energy	44,300	1,254,603
TOTAL	25,785	1,188,641
TOTAL ADR	25,400	1,178,560
Williams	11,700	563,940
		10,980,828
Financials – 9.70%
Ashford †	632	46,294
AXA	126,262	3,179,846
Bank Rakyat Indonesia
Persero	1,529,200	1,157,723
BB&T	29,800	1,100,216
Gallagher (Arthur J.)	25,300	1,106,116
ING Groep CVA	133,934	2,051,829
Mitsubishi UFJ Financial
Group	503,128	3,318,586
Nordea Bank	189,897	2,242,795
Nordea Bank FDR	44,954	530,171
Solar Capital	8,309	147,152
Standard Chartered	157,136	1,830,888
UniCredit	226,766	1,478,810
		18,190,426
Healthcare – 9.44%
AbbVie	17,500	1,092,175
AstraZeneca ADR	28,600	894,608
Baxter International	13,800	530,610
Bristol-Myers Squibb	8,800	523,336
Johnson & Johnson	9,400	883,412
Merck	22,900	1,233,165
Novartis	32,103	3,132,635
Pfizer	38,460	1,239,181
Sanofi	29,902	2,940,687
STADA Arzneimittel	45,831	1,572,507
Teva Pharmaceutical
Industries ADR	56,800	3,658,488
		17,700,804
Healthcare REITs – 0.41%
Care Capital Properties †	864	27,451
Health Care REIT	4,426	280,387
Healthcare Trust of America
Class A	7,610	182,716
Omega Healthcare Investors	2,612	88,233
Ventas	3,454	190,039
		768,826
Hotel REITs – 0.65%
Ashford Hospitality Prime	14,889	205,915
Ashford Hospitality Trust	61,800	478,332
Host Hotels & Resorts	5,587	99,058

(continues)     NQ-DEX [8/15] 10/15 (15216) 1

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock❖ (continued)
Hotel REITs (continued)
Pebblebrook Hotel Trust	3,985	$151,669
Strategic Hotels & Resorts †	12,516	168,841
Summit Hotel Properties	9,300	112,809
		1,216,624
Industrial REITs – 0.46%
Goodman Group	49,447	213,721
Prologis Property Mexico	294,100	462,051
Terreno Realty	9,357	190,321
		866,093
Industrials – 8.05%
Deutsche Post	64,906	1,782,810
East Japan Railway	25,361	2,342,979
ITOCHU	193,502	2,320,623
Koninklijke Philips	66,528	1,709,365
Meggitt	164,861	1,199,155
Raytheon	10,300	1,056,368
Rexel	49,624	760,061
Vinci	33,573	2,159,148
Waste Management	21,600	1,081,296
WestJet Airlines @	37,443	683,033
		15,094,838
Information Technology – 6.48%
CA	53,000	1,446,370
Canon ADR	25,100	765,048
CGI Group Class A †	65,740	2,428,430
Cisco Systems	48,600	1,257,768
Intel	46,900	1,338,526
Playtech	114,987	1,503,485
Samsung Electronics	868	798,777
Teleperformance	28,797	2,024,140
Xerox	57,700	586,809
		12,149,353
Mall REITs – 0.80%
General Growth Properties	13,029	330,676
Pennsylvania Real Estate
Investment Trust	8,500	168,640
Simon Property Group	5,605	1,005,089
		1,504,405
Manufactured Housing REIT – 0.09%
Equity LifeStyle Properties	3,156	175,979
		175,979
Materials – 2.49%
Alamos Gold	74,588	307,275
Dow Chemical	15,200	665,152
duPont (E.I.) deNemours	11,900	612,850
Rexam	200,319	1,643,514
Rio Tinto	30,321	1,107,147
Tarkett	6,400	149,067
Yamana Gold	99,266	186,362
		4,671,367
Mixed REITs – 0.12%
Duke Realty	11,447	206,733
PS Business Parks	400	29,184
		235,917
Mortgage REITs – 0.49%
Colony Capital	7,380	160,220
Gramercy Property Trust	14,134	312,503
Starwood Property Trust	20,900	444,752
		917,475
Multifamily REITs – 0.45%
ADO Properties 144A #†	14,847	323,990
Equity Residential	2,480	176,700
Essex Property Trust	617	132,421
Post Properties	3,769	208,652
		841,763
Office REITs – 1.34%
alstria office REIT	33,657	450,365
Brandywine Realty Trust	21,686	262,834
Champion REIT	125,000	62,621
Easterly Government
Properties	38,559	604,605
Equity Commonwealth †	13,433	345,094
Hudson Pacific Properties	3,742	106,235
Kenedix Office Investment	50	222,340
Paramount Group	8,608	141,516
Parkway Properties	10,442	165,401
SL Green Realty	1,499	155,161
		2,516,172
Self-Storage REITs – 0.14%
Extra Space Storage	2,646	194,428
Jernigan Capital	4,000	75,280
		269,708
Shopping Center REITs – 1.05%
Charter Hall Retail REIT	71,117	202,926
DDR	9,513	145,454
First Capital Realty	2,922	38,622
Kimco Realty	12,857	296,354
Kite Realty Group Trust	12,316	289,549
Klepierre	2,006	88,266
Link REIT	33,000	174,988

2 NQ-DEX [8/15] 10/15 (15216)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock❖ (continued)
Shopping Center REITs (continued)
Ramco-Gershenson Properties
Trust	19,634	$304,327
Scentre Group	40,548	109,841
Urban Edge Properties	1,320	27,601
Westfield	16,989	117,653
Wheeler Real Estate
Investment Trust	88,713	171,216
		1,966,797
Single Tenant REIT – 0.07%
Spirit Realty Capital	13,069	125,462
		125,462
Specialty REITs – 0.16%
American Residential
Properties	9,627	163,178
EPR Properties	2,626	133,637
		296,815
Telecommunications – 4.37%
AT&T	38,200	1,268,240
Century Communications =†	125,000	0
Mobile TeleSystems ADR	98,400	750,792
Nippon Telegraph &
Telephone	83,202	3,173,373
NTT DOCOMO ADR	26,000	546,260
Tele2 Class B	170,047	1,676,441
Verizon Communications	16,800	772,968
		8,188,074
Utilities – 1.25%
Abengoa Yield	2,010	45,748
American Water Works	800	41,552
Edison International	9,100	532,168
National Grid	75,866	999,681
National Grid ADR	10,900	721,362
		2,340,511

Total Common Stock
(cost $125,458,968)		129,927,155

Convertible Preferred Stock – 3.36%
Chesapeake Energy 5.75%
exercise price $26.10,
expiration date 12/31/49	240	112,800
Crown Castle International
4.50% exercise price
$88.50, expiration date
11/1/16	8,000	835,120
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17 @	4,840	452,782
El Paso Energy Capital Trust I
4.75% exercise price
$34.49, expiration date
3/31/28	1,950	100,835
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	12,500	566,125
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	397	71,816
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	510	683,400
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	17,989	508,189
Laclede Group 6.75%
exercise price $57.81,
expiration date 4/1/17	4,379	232,963
Maiden Holdings 7.25%
exercise price $15.26,
expiration date 9/15/16	16,736	856,716
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	6,674	460,573
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	695	819,405
Weyerhaeuser 6.375%
exercise price $33.13,
expiration date 7/1/16	11,489	563,535
Wheeler Real Estate
Investment Trust 9.00%
exercise price $5.00,
expiration date
12/31/49 @=†	34	35,226
Total Convertible Preferred
Stock (cost $6,984,586)		6,299,485

Exchange-Traded Note – 0.09%
iPATH S&P 500 VIX
Short-Term Futures ETN †	6,250	167,813
Total Exchange-Traded Note
(cost $1,178,000)		167,813

(continues)     NQ-DEX [8/15] 10/15 (15216) 3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 0.04%
Fannie Mae REMICs
Series 2001-50 BA
7.00% 10/25/41	61,937	$71,616
Freddie Mac REMICs
Series 2557 WE
5.00% 1/15/18	12,952	13,406
Total Agency Collateralized
Mortgage Obligations
(cost $76,149)		85,022

Agency Mortgage-Backed Securities – 0.35%
Fannie Mae ARM
2.088% 3/1/38 ●	8,047	8,509
2.137% 10/1/36 ●	5,681	6,046
2.27% 4/1/36 ●	20,015	21,302
2.295% 10/1/36 ●	8,466	9,004
2.357% 4/1/36 ●	6,037	6,452
2.384% 11/1/35 ●	4,120	4,378
2.417% 5/1/43 ●	4,263	4,332
2.553% 6/1/43 ●	1,748	1,786
3.288% 9/1/43 ●	4,313	4,486
Fannie Mae S.F. 15 yr
4.00% 11/1/25	69,624	74,176
5.50% 1/1/23	10,176	11,200
Fannie Mae S.F. 20 yr
4.00% 2/1/31	2,825	3,027
5.50% 12/1/29	646	722
Fannie Mae S.F. 30 yr
4.00% 11/1/40	1,510	1,613
4.50% 7/1/36	1,470	1,599
5.50% 7/1/40	4,004	4,537
6.50% 6/1/36	8,616	9,892
6.50% 10/1/36	7,979	9,611
Freddie Mac ARM
2.308% 10/1/36 ●	8,931	9,528
2.478% 7/1/36 ●	4,497	4,793
Freddie Mac S.F. 15 yr
4.00% 5/1/25	568	600
5.00% 6/1/18	2,598	2,706
5.00% 12/1/22	15,466	16,629
Freddie Mac S.F. 30 yr
5.00% 1/1/34	181,783	202,987
6.00% 2/1/36	851	967
7.00% 11/1/33	18,088	21,750
9.00% 9/1/30	32,509	34,952
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.781% 11/25/49 #●	10,000	10,719
Series 2011-K15 B 144A
5.116% 8/25/44 #●	10,000	10,936
Series 2012-K22 B 144A
3.812% 8/25/45 #●	10,000	10,202
GNMA I S.F. 30 yr
7.50% 12/15/23	37,658	43,383
7.50% 1/15/32	34,281	42,505
9.50% 9/15/17	18,237	18,514
GNMA II S.F. 30 yr
6.00% 11/20/28	34,828	39,129
Total Agency
Mortgage-Backed
Securities (cost $595,532)		652,972

Commercial Mortgage-Backed Securities – 0.07%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	10,000	10,069
Series 2007-4 AM
6.002% 2/10/51 ●	35,000	37,311
CD Commercial Mortgage
Trust
Series 2005-CD1 AJ
5.337% 7/15/44 ●	20,000	19,978
GS Mortgage Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 ●	6,981	6,989
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8 AM
5.44% 5/15/45	35,000	36,037
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	10,000	10,371
Series 2006-C6 AM
5.413% 9/15/39	20,000	20,726
Total Commercial
Mortgage-Backed
Securities (cost $145,798)		141,481

Convertible Bonds – 14.04%
Capital Goods – 0.61%
Abengoa 144A 5.125%
exercise price $38.08,
expiration date 2/23/17 #	1,000,000	691,250

4 NQ-DEX [8/15] 10/15 (15216)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Capital Goods (continued)
Cemex 3.72% exercise price
$11.90, expiration date
3/15/20	342,000	$339,007
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19	156,000	121,387
		1,151,644
Communications – 1.42%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	1,164,000	1,177,095
Clearwire Communications
144A 8.25% exercise price
$7.08, expiration date
11/30/40 #	562,000	598,530
Liberty Interactive 144A
1.00% exercise price
$64.28, expiration date
9/28/43 #	975,000	892,125
		2,667,750
Consumer Cyclical – 0.96%
Huron Consulting Group
144A 1.25% exercise price
$79.89, expiration date
9/27/19 #	565,000	618,322
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 ϕ	1,149,000	1,174,134
		1,792,456
Consumer Non-Cyclical – 3.11%
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	343,000	529,292
HealthSouth 2.00% exercise
price $38.30, expiration
date 11/30/43	497,000	607,893
Hologic
2.00% exercise price
$31.17, expiration date
2/27/42 ϕ	597,000	799,607
2.00% exercise price
$38.59, expiration date
12/15/43 ϕ	607,000	765,958
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	790,000	1,074,400
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, expiration date
12/13/18	922,000	890,883
Vector Group
1.75% exercise price
$25.87, expiration date
4/15/20 ●	838,000	931,228
2.50% exercise price
$16.78, expiration date
1/14/19 ●	157,000	232,986
		5,832,247
Energy – 0.38%
Chesapeake Energy 2.50%
exercise price $47.55,
expiration date 5/15/37	349,000	305,811
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32	501,000	415,517
		721,328
Financials – 1.44%
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	718,000	726,975
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	791,000	844,887
GAIN Capital Holdings
4.125% exercise price
$12.00, expiration date
11/30/18	446,000	449,345
New Mountain Finance
5.00% exercise price
$15.93, expiration date
6/14/19	666,000	678,487
		2,699,694
Industrials – 0.81%
Chart Industries 2.00%
exercise price $69.03,
expiration date 7/30/18	844,000	755,907
General Cable 4.50% exercise
price $33.77, expiration
date 11/15/29 ϕ	1,058,000	753,825
		1,509,732

(continues)     NQ-DEX [8/15] 10/15 (15216) 5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Convertible Bonds (continued)
Real Estate Investment Trusts – 1.53%
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18		1,069,000	$1,131,136
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #		877,000	838,631
VEREIT 3.75% exercise price
$15.15, expiration date
12/14/20		980,000	905,280
			2,875,047
Technology – 3.78%
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19		416,000	398,060
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20		1,096,000	1,065,860
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #		683,000	898,145
Electronics For Imaging 144A
0.75% exercise price
$52.72, expiration date
8/29/19 #		631,000	656,240
Intel 3.25% exercise price
$21.47, expiration date
8/1/39		401,000	581,452
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29		789,000	932,006
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31		712,000	719,120
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #		852,000	832,830
SanDisk 1.50% exercise price
$50.68, expiration date
8/11/17		181,000	226,363
SunEdison 144A 3.375%
exercise price $38.65,
expiration date 5/30/25 #		533,000	320,466
VeriSign 4.297% exercise
price $34.37, expiration
date 8/15/37		220,000	451,000
			7,081,542
Total Convertible Bonds
(cost $25,429,677)			26,331,440

Corporate Bonds – 43.42%
Automotive – 0.58%
Gates Global 144A
6.00% 7/15/22 #		480,000	393,648
International Automotive
Components Group 144A
9.125% 6/1/18 #		450,000	461,250
Meritor 6.75% 6/15/21		225,000	229,500
			1,084,398
Banking – 2.15%
Australia & New Zealand
Banking Group
4.903% 6/20/22 ●	AUD	1,799,000	1,312,229
Bank of America
3.875% 8/1/25		5,000	5,060
3.95% 4/21/25		10,000	9,699
BB&T 2.45% 1/15/20		35,000	35,055
City National 5.25% 9/15/20		5,000	5,664
Credit Suisse Group 144A
7.50% 12/29/49 #●		400,000	423,875
Goldman Sachs Group
5.375% 12/29/49 ●		170,000	166,706
HSBC Holdings
6.375% 12/29/49 ●		200,000	198,000
ING Groep
6.50% 12/29/49 ●		285,000	274,847
JPMorgan Chase
3.90% 7/15/25		10,000	10,167
4.125% 12/15/26		5,000	4,979
6.75% 1/29/49 ●		410,000	433,063
Lloyds Banking Group
7.50% 4/30/49 ●		445,000	465,581
Morgan Stanley
2.80% 6/16/20		5,000	5,021
4.00% 7/23/25		20,000	20,437
4.35% 9/8/26		5,000	5,005
MUFG Americas Holdings
2.25% 2/10/20		5,000	4,965
3.00% 2/10/25		15,000	14,308
PNC Funding 5.625% 2/1/17		35,000	36,924
Popular 7.00% 7/1/19		485,000	471,056

6 NQ-DEX [8/15] 10/15 (15216)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Santander Holdings USA
4.625% 4/19/16	10,000	$10,220
State Street
2.55% 8/18/20	5,000	5,037
3.10% 5/15/23	5,000	4,887
3.55% 8/18/25	5,000	5,033
SunTrust Banks
2.35% 11/1/18	10,000	10,056
USB Capital IX
3.50% 10/29/49 ●	80,000	65,200
Wells Fargo
4.30% 7/22/27	15,000	15,271
5.875% 6/15/50 ●	5,000	5,125
Zions Bancorporation
4.50% 6/13/23	5,000	5,155
		4,028,625
Basic Industry – 3.84%
AK Steel
7.625% 5/15/20	296,000	195,360
7.625% 10/1/21	205,000	129,150
ArcelorMittal
5.125% 6/1/20	105,000	103,950
6.125% 6/1/25	110,000	101,750
6.25% 3/1/21	120,000	118,800
10.60% 6/1/19	15,000	17,531
AVINTIV Specialty Materials
144A 6.875% 6/1/19 #	500,000	509,375
Builders FirstSource
144A 7.625% 6/1/21 #	430,000	453,650
144A 10.75% 8/15/23 #	480,000	489,600
CF Industries 6.875% 5/1/18	25,000	27,853
Chemours
144A 6.625% 5/15/23 #	170,000	148,325
144A 7.00% 5/15/25 #	373,000	319,847
CPG Merger Sub 144A
8.00% 10/1/21 #	325,000	332,313
Dow Chemical
8.55% 5/15/19	34,000	41,102
FMG Resources August 2006
Pty 144A 9.75% 3/1/22 #	245,000	224,481
Georgia-Pacific
8.00% 1/15/24	20,000	25,815
Hexion 10.00% 4/15/20	205,000	209,869
International Paper
3.80% 1/15/26	5,000	4,871
5.00% 9/15/35	5,000	4,842
INVISTA Finance 144A
4.25% 10/15/19 #	10,000	9,950
Kissner Milling 144A
7.25% 6/1/19 #	200,000	211,000
LSB Industries 7.75% 8/1/19	115,000	116,437
Lundin Mining 144A
7.875% 11/1/22 #	430,000	424,625
LyondellBasell Industries
4.625% 2/26/55	10,000	8,644
Methanex 4.25% 12/1/24	10,000	9,808
NCI Building Systems 144A
8.25% 1/15/23 #	220,000	229,350
New Gold 144A
6.25% 11/15/22 #	326,000	277,100
Norbord 144A
6.25% 4/15/23 #	165,000	166,650
NOVA Chemicals 144A
5.00% 5/1/25 #	45,000	45,113
Potash of Saskatchewan
3.00% 4/1/25	10,000	9,356
PPG Industries
2.30% 11/15/19	5,000	4,986
Rayonier AM Products 144A
5.50% 6/1/24 #	550,000	378,125
Rockwood Specialties Group
4.625% 10/15/20	5,000	5,191
Ryerson
9.00% 10/15/17	315,000	288,225
11.25% 10/15/18	109,000	101,915
Steel Dynamics
5.50% 10/1/24	260,000	253,175
Summit Materials 144A
6.125% 7/15/23 #	195,000	195,000
TPC Group 144A
8.75% 12/15/20 #	730,000	657,000
Tronox Finance 144A
7.50% 3/15/22 #	290,000	234,175
Weyerhaeuser
4.625% 9/15/23	10,000	10,626
Wise Metals Intermediate
Holdings 144A
9.75% 6/15/19 #	115,000	106,231
		7,201,166
Brokerage – 0.01%
Jefferies Group
5.125% 1/20/23	10,000	10,340
6.45% 6/8/27	5,000	5,166
6.50% 1/20/43	5,000	4,716
Lazard Group
6.85% 6/15/17	6,000	6,497
		26,719

(continues)     NQ-DEX [8/15] 10/15 (15216) 7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods – 3.12%
Accudyne Industries Borrower
144A 7.75% 12/15/20 #	270,000	$236,250
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	400,000	398,920
BWAY Holding 144A
9.125% 8/15/21 #	640,000	652,800
Cemex
144A 5.70% 1/11/25 #	1,000,000	940,000
144A 7.25% 1/15/21 #	480,000	503,856
Crane 4.45% 12/15/23	10,000	10,512
Fortune Brands Home &
Security 3.00% 6/15/20	5,000	4,997
Gardner Denver 144A
6.875% 8/15/21 #	694,000	621,130
Ingersoll-Rand Global Holding
4.25% 6/15/23	10,000	10,282
KLX 144A 5.875% 12/1/22 #	380,000	374,300
Masco 4.45% 4/1/25	5,000	5,012
Milacron 144A
7.75% 2/15/21 #	220,000	226,600
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #	95,000	96,841
Plastipak Holdings 144A
6.50% 10/1/21 #	470,000	462,950
Reynolds Group Issuer
8.25% 2/15/21	310,000	320,463
Signode Industrial Group
144A 6.375% 5/1/22 #	360,000	349,200
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	155,000	153,256
TransDigm
6.00% 7/15/22	210,000	207,931
6.50% 7/15/24	275,000	270,187
		5,845,487
Communications – 6.39%
Altice
144A 7.625% 2/15/25 #	200,000	190,500
144A 7.75% 5/15/22 #	630,000	615,825
Altice Financing 144A
6.625% 2/15/23 #	470,000	468,825
Altice US Finance 144A
7.75% 7/15/25 #	325,000	312,000
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	19,567
AT&T
3.40% 5/15/25	20,000	19,099
4.50% 5/15/35	5,000	4,608
4.75% 5/15/46	10,000	9,150
Blue Coat Holdings 144A
8.375% 6/1/23 #	410,000	412,870
CBS 4.00% 1/15/26	10,000	9,832
CC Holdings GS V
3.849% 4/15/23	5,000	4,931
CCO Safari II
144A 3.579% 7/23/20 #	5,000	4,999
144A 4.908% 7/23/25 #	210,000	208,326
CenturyLink
5.80% 3/15/22	210,000	200,025
6.75% 12/1/23	240,000	234,300
Cogent Communications
Finance 144A
5.625% 4/15/21 #	375,000	352,500
Cogent Communications
Group 144A
5.375% 3/1/22 #	125,000	121,563
Comcast 3.375% 8/15/25	15,000	14,972
Crown Castle Towers 144A
4.883% 8/15/20 #	30,000	32,299
Digicel 144A 6.75% 3/1/23 #	355,000	326,600
Digicel Group
144A 7.125% 4/1/22 #	1,250,000	1,095,313
144A 8.25% 9/30/20 #	875,000	813,750
Equinix 5.75% 1/1/25	270,000	271,350
Historic TW 6.875% 6/15/18	25,000	28,295
Hughes Satellite Systems
7.625% 6/15/21	280,000	307,300
Intelsat Jackson Holdings
7.25% 4/1/19	40,000	39,250
Intelsat Luxembourg
7.75% 6/1/21	110,000	82,830
8.125% 6/1/23	1,395,000	1,032,300
Level 3 Communications
5.75% 12/1/22	370,000	370,000
Level 3 Financing 144A
5.375% 5/1/25 #	460,000	445,050
Millicom International Cellular
144A 6.625% 10/15/21 #	200,000	200,100
Sable International Finance
144A 6.875% 8/1/22 #	290,000	294,350
Scripps Networks Interactive
3.95% 6/15/25	5,000	4,884
SES 144A 3.60% 4/4/23 #	10,000	10,052

8 NQ-DEX [8/15] 10/15 (15216)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #	15,000	$14,748
Sprint
7.125% 6/15/24	1,015,000	941,098
7.25% 9/15/21	220,000	214,500
7.875% 9/15/23	140,000	134,925
T-Mobile USA
6.00% 3/1/23	195,000	199,288
6.25% 4/1/21	180,000	186,354
6.375% 3/1/25	275,000	281,737
Verizon Communications
4.40% 11/1/34	5,000	4,625
4.862% 8/21/46	30,000	28,381
Viacom 4.85% 12/15/34	15,000	12,654
Wind Acquisition Finance
144A 7.375% 4/23/21 #	365,000	374,125
Windstream Services
7.50% 4/1/23	225,000	177,190
7.75% 10/1/21	165,000	135,302
WPP Finance 2010
5.625% 11/15/43	10,000	10,420
Zayo Group 144A
6.00% 4/1/23 #	700,000	700,840
		11,973,802
Consumer Cyclical – 3.18%
American Tire Distributors
144A 10.25% 3/1/22 #	200,000	206,000
Bed Bath & Beyond
4.915% 8/1/34	5,000	4,760
Boyd Gaming
6.875% 5/15/23	325,000	335,563
Caesars Growth Properties
Holdings 9.375% 5/1/22	280,000	235,900
Caleres 144A
6.25% 8/15/23 #	285,000	289,275
CDK Global 4.50% 10/15/24	10,000	9,986
CVS Health 3.875% 7/20/25	20,000	20,515
DBP Holding 144A
7.75% 10/15/20 #	216,000	144,180
Delphi 4.15% 3/15/24	10,000	10,203
Eldorado Resorts 144A
7.00% 8/1/23 #	240,000	239,400
General Motors Financial
3.45% 4/10/22	10,000	9,524
4.00% 1/15/25	5,000	4,751
4.375% 9/25/21	5,000	5,055
Harman International
Industries 4.15% 5/15/25	10,000	9,853
Hyundai Capital America
144A 2.55% 2/6/19 #	10,000	9,975
Kohl’s 4.25% 7/17/25	5,000	4,877
Landry’s 144A
9.375% 5/1/20 #	785,000	842,894
Magna International
3.625% 6/15/24	30,000	29,326
Marriott International
3.375% 10/15/20	5,000	5,148
MGM Resorts International
6.00% 3/15/23	595,000	605,413
Midas Intermediate Holdco II
144A 7.875% 10/1/22 #	285,000	282,863
Mohegan Tribal Gaming
Authority 144A
9.75% 9/1/21 #	215,000	224,675
Neiman Marcus Group 144A
PIK 8.75% 10/15/21 #❆	400,000	430,000
Party City Holdings 144A
6.125% 8/15/23 #	130,000	131,544
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	205,000	206,025
QVC
4.375% 3/15/23	15,000	14,374
5.45% 8/15/34	10,000	8,899
Rite Aid 144A
6.125% 4/1/23 #	450,000	463,500
RSI Home Products 144A
6.50% 3/15/23 #	310,000	317,750
Sabre GLBL 144A
5.375% 4/15/23 #	185,000	182,225
Signet UK Finance
4.70% 6/15/24	10,000	10,101
Starbucks 2.70% 6/15/22	5,000	5,001
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25	5,000	4,875
Target 2.30% 6/26/19	5,000	5,076
Toyota Motor Credit
2.80% 7/13/22	5,000	4,978
Univar USA 144A
6.75% 7/15/23 #	165,000	164,587
Wynn Las Vegas 144A
5.50% 3/1/25 #	525,000	487,594
		5,966,665
Consumer Non-Cyclical – 2.89%
AbbVie 3.60% 5/14/25	10,000	9,865

(continues)     NQ-DEX [8/15] 10/15 (15216) 9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Actavis Funding
3.45% 3/15/22	5,000	$4,892
3.80% 3/15/25	5,000	4,848
Baxalta 144A
4.00% 6/23/25 #	5,000	4,981
Becton Dickinson
3.734% 12/15/24	5,000	4,995
6.375% 8/1/19	10,000	11,463
Boston Scientific
6.00% 1/15/20	15,000	16,823
Campbell Soup
3.30% 3/19/25	10,000	9,856
Celgene
3.875% 8/15/25	10,000	9,959
5.00% 8/15/45	5,000	5,065
Cott Beverages
5.375% 7/1/22	125,000	123,125
6.75% 1/1/20	395,000	410,800
Covidien International
Finance 4.20% 6/15/20	20,000	21,566
EMD Finance 144A
2.95% 3/19/22 #	5,000	4,908
ExamWorks Group
5.625% 4/15/23	405,000	416,137
Express Scripts Holding
2.25% 6/15/19	5,000	4,949
3.50% 6/15/24	5,000	4,833
JBS Investments
144A 7.25% 4/3/24 #	200,000	202,000
144A 7.75% 10/28/20 #	315,000	337,523
JBS USA 144A
5.75% 6/15/25 #	635,000	617,537
Kronos Acquisition Holdings
144A 9.00% 8/15/23 #	450,000	409,500
Merck 2.75% 2/10/25	15,000	14,420
Post Holdings
7.375% 2/15/22	200,000	205,750
144A 7.75% 3/15/24 #	110,000	113,850
Prestige Brands 144A
5.375% 12/15/21 #	290,000	289,275
Reynolds American
3.25% 6/12/20	5,000	5,071
4.00% 6/12/22	5,000	5,145
Spectrum Brands
144A 6.125% 12/15/24 #	500,000	522,500
6.625% 11/15/22	265,000	285,863
Sterigenics-Nordion Holdings
144A 6.50% 5/15/23 #	430,000	439,666
SUPERVALU 7.75% 11/15/22	470,000	488,800
Valeant Pharmaceuticals
International
144A 5.875% 5/15/23 #	95,000	97,138
144A 6.125% 4/15/25 #	260,000	268,450
Zimmer Biomet Holdings
4.625% 11/30/19	30,000	32,667
Zoetis 3.25% 2/1/23	20,000	18,952
		5,423,172
Electric – 0.19%
Ameren Illinois
3.25% 3/1/25	5,000	5,035
9.75% 11/15/18	45,000	55,670
American Transmission
Systems 144A
5.25% 1/15/22 #	25,000	27,543
Berkshire Hathaway Energy
3.75% 11/15/23	10,000	10,233
CMS Energy 6.25% 2/1/20	5,000	5,750
Commonwealth Edison
5.80% 3/15/18	5,000	5,511
DTE Energy 144A
3.30% 6/15/22 #	5,000	5,067
Entergy Louisiana
4.05% 9/1/23	15,000	15,882
Exelon 3.95% 6/15/25	10,000	10,045
Great Plains Energy
4.85% 6/1/21	15,000	16,498
Integrys Energy Group
6.11% 12/1/66 ●	15,000	12,904
Interstate Power & Light
3.40% 8/15/25	5,000	4,998
IPALCO Enterprises
5.00% 5/1/18	10,000	10,650
ITC Holdings 3.65% 6/15/24	5,000	4,963
LG&E & KU Energy
4.375% 10/1/21	20,000	21,660
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	5,000	4,831
4.75% 4/30/43 ●	10,000	9,923
NextEra Energy Capital
Holdings
2.40% 9/15/19	10,000	9,912
3.625% 6/15/23	5,000	5,031
NV Energy 6.25% 11/15/20	5,000	5,799
Pennsylvania Electric
5.20% 4/1/20	25,000	27,203
PPL Electric Utilities
3.00% 9/15/21	10,000	10,195

10 NQ-DEX [8/15] 10/15 (15216)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Public Service of New
Hampshire
3.50% 11/1/23	5,000	$5,169
Public Service of Oklahoma
5.15% 12/1/19	30,000	33,323
Puget Energy 6.00% 9/1/21	5,000	5,738
SCANA 4.125% 2/1/22	10,000	10,075
Xcel Energy 3.30% 6/1/25	10,000	9,812
		349,420
Energy – 5.31%
Baytex Energy 144A
5.625% 6/1/24 #	275,000	230,868
California Resources
5.50% 9/15/21	380,000	296,544
6.00% 11/15/24	130,000	96,720
Calumet Specialty Products
Partners 7.625% 1/15/22	570,000	558,600
Chaparral Energy
7.625% 11/15/22	265,000	115,275
8.25% 9/1/21	215,000	98,900
Chesapeake Energy
4.875% 4/15/22	435,000	317,550
5.75% 3/15/23	205,000	153,855
6.125% 2/15/21	110,000	85,732
Columbia Pipeline Group
144A 2.45% 6/1/18 #	5,000	5,004
144A 4.50% 6/1/25 #	5,000	4,781
Comstock Resources 144A
10.00% 3/15/20 #	495,000	399,713
Continental Resources
4.50% 4/15/23	15,000	13,535
CSI Compressco
7.25% 8/15/22	300,000	247,500
Dominion Gas Holdings
3.60% 12/15/24	10,000	9,831
Ecopetrol 5.875% 5/28/45	615,000	498,150
Enbridge Energy Partners
8.05% 10/1/37 ●	25,000	25,063
Energy Transfer Equity
5.875% 1/15/24	323,000	313,310
Energy Transfer Partners
9.70% 3/15/19	7,000	8,379
EnLink Midstream Partners
4.15% 6/1/25	5,000	4,621
5.05% 4/1/45	5,000	4,197
Ensco 4.70% 3/15/21	10,000	9,172
Enterprise Products Operating
7.034% 1/15/68 ●	25,000	26,750
EP Energy 6.375% 6/15/23	205,000	175,275
Exterran Partners
6.00% 4/1/21	210,000	169,050
Exxon Mobil 2.397% 3/6/22	5,000	4,877
Genesis Energy
5.75% 2/15/21	360,000	340,200
6.00% 5/15/23	65,000	59,800
6.75% 8/1/22	155,000	151,125
Halcon Resources
144A 8.625% 2/1/20 #	275,000	242,344
9.75% 7/15/20	425,000	157,250
Kinder Morgan 144A
5.00% 2/15/21 #	5,000	5,166
Kinder Morgan Energy
Partners 9.00% 2/1/19	20,000	23,510
Laredo Petroleum
5.625% 1/15/22	330,000	298,650
7.375% 5/1/22	120,000	117,600
Linn Energy 6.25% 11/1/19	80,000	31,600
Marathon Oil 3.85% 6/1/25	10,000	9,157
MarkWest Energy Partners
4.875% 12/1/24	210,000	195,825
Murphy Oil USA
6.00% 8/15/23	400,000	414,000
Newfield Exploration
5.625% 7/1/24	10,000	9,780
NiSource Finance
6.125% 3/1/22	5,000	5,788
Noble Energy
5.05% 11/15/44	5,000	4,471
Northern Oil & Gas
8.00% 6/1/20	355,000	271,575
NuStar Logistics
6.75% 2/1/21	240,000	246,554
Oasis Petroleum
6.875% 3/15/22	500,000	417,500
Ocean Rig UDW 144A
7.25% 4/1/19 #	202,000	107,060
PDC Energy 7.75% 10/15/22	245,000	246,225
Petrobras Global Finance
3.00% 1/15/19	39,000	34,070
Petroleos Mexicanos
5.50% 6/27/44	512,000	445,568
6.625% 6/15/35	1,000,000	1,024,500
Pioneer Energy Services
6.125% 3/15/22	440,000	253,000
Plains All American Pipeline
8.75% 5/1/19	10,000	11,689

(continues)     NQ-DEX [8/15] 10/15 (15216) 11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Pride International
6.875% 8/15/20	10,000	$10,520
Regency Energy Partners
5.875% 3/1/22	10,000	10,304
Rose Rock Midstream 144A
5.625% 11/15/23 #	210,000	189,000
Sabine Pass Liquefaction
144A 5.625% 3/1/25 #	265,000	257,216
Sunoco Logistics Partners
Operations
3.45% 1/15/23	10,000	9,040
Talisman Energy
5.50% 5/15/42	10,000	8,444
Transocean
4.30% 10/15/22	115,000	80,213
6.875% 12/15/21	195,000	156,000
Valero Energy
4.90% 3/15/45	5,000	4,540
Weatherford International
4.50% 4/15/22	235,000	198,507
Williams Partners
7.25% 2/1/17	20,000	21,387
Woodside Finance 144A
8.75% 3/1/19 #	15,000	17,917
		9,960,347
Financials – 0.39%
Affiliated Managers Group
3.50% 8/1/25	5,000	4,789
Aviation Capital Group 144A
6.75% 4/6/21 #	5,000	5,669
General Electric Capital
2.10% 12/11/19	35,000	35,096
5.55% 5/4/20	5,000	5,680
6.00% 8/7/19	10,000	11,413
Infinity Acquisition 144A
7.25% 8/1/22 #	265,000	243,800
James Hardie International
Finance 144A
5.875% 2/15/23 #	415,000	429,525
		735,972
Healthcare – 3.36%
21st Century Oncology 144A
11.00% 5/1/23 #	165,000	158,813
Air Medical Merger Sub 144A
6.375% 5/15/23 #	590,000	551,650
Community Health Systems
6.875% 2/1/22	670,000	713,758
DaVita HealthCare Partners
5.00% 5/1/25	505,000	496,163
5.125% 7/15/24	145,000	144,637
HCA 5.375% 2/1/25	340,000	345,950
HealthSouth
144A 5.75% 11/1/24 #	225,000	228,690
5.75% 11/1/24	195,000	198,198
Hill-Rom Holdings 144A
5.75% 9/1/23 #	255,000	260,737
IASIS Healthcare
8.375% 5/15/19	720,000	748,001
Immucor 11.125% 8/15/19	925,000	975,875
Kinetic Concepts
10.50% 11/1/18	155,000	163,913
12.50% 11/1/19	180,000	193,950
Mallinckrodt International
Finance
4.75% 4/15/23	40,000	38,100
144A 5.50% 4/15/25 #	220,000	219,175
Par Pharmaceutical
7.375% 10/15/20	115,000	122,533
Tenet Healthcare
5.00% 3/1/19	170,000	170,338
6.75% 6/15/23	75,000	77,625
8.125% 4/1/22	450,000	499,500
		6,307,606
Insurance – 0.70%
American International Group
4.125% 2/15/24	5,000	5,184
Berkshire Hathaway Finance
2.90% 10/15/20	35,000	36,005
Highmark
144A 4.75% 5/15/21 #	5,000	5,154
144A 6.125% 5/15/41 #	5,000	5,035
HUB International 144A
7.875% 10/1/21 #	435,000	435,000
Liberty Mutual Group 144A
4.95% 5/1/22 #	5,000	5,344
MetLife 6.40% 12/15/36	100,000	110,125
Prudential Financial
5.375% 5/15/45 ●	5,000	4,952
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	5,000	5,037
144A 4.125% 11/1/24 #	10,000	10,127
USI 144A 7.75% 1/15/21 #	395,000	384,631
Voya Financial
5.65% 5/15/53 ●	5,000	5,075

12 NQ-DEX [8/15] 10/15 (15216)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
XLIT
4.45% 3/31/25	10,000	$9,895
5.50% 3/31/45	5,000	4,667
6.50% 10/29/49 ●	365,000	288,350
		1,314,581
Media – 4.51%
CCO Holdings
144A 5.375% 5/1/25 #	155,000	150,931
144A 5.875% 5/1/27 #	305,000	299,663
Columbus International 144A
7.375% 3/30/21 #	470,000	496,437
CSC Holdings 5.25% 6/1/24	435,000	404,767
DISH DBS 5.875% 11/15/24	240,000	219,300
Gray Television
7.50% 10/1/20	640,000	664,192
iHeartCommunications
9.00% 12/15/19	75,000	70,875
9.00% 9/15/22	1,130,000	987,337
LIN Television 144A
5.875% 11/15/22 #	515,000	513,713
Midcontinent Communi-
cations & Midcontinent
Finance 144A
6.875% 8/15/23 #	135,000	136,350
Nexstar Broadcasting 144A
6.125% 2/15/22 #	55,000	55,550
Numericable-SFR 144A
6.00% 5/15/22 #	660,000	661,650
RCN Telecom Services 144A
8.50% 8/15/20 #	315,000	334,294
Sinclair Television Group
144A 5.625% 8/1/24 #	720,000	687,600
Sirius XM Radio 144A
5.375% 4/15/25 #	470,000	465,300
Tribune Media 144A
5.875% 7/15/22 #	355,000	358,550
Univision Communications
144A 5.125% 5/15/23 #	240,000	237,600
VTR Finance 144A
6.875% 1/15/24 #	865,000	854,188
WideOpenWest Finance
10.25% 7/15/19	630,000	654,413
13.375% 10/15/19	190,000	201,400
		8,454,110
Real Estate Investment Trusts – 0.27%
Alexandria Real Estate
Equities 4.60% 4/1/22	15,000	15,589
AvalonBay Communities
3.45% 6/1/25	5,000	4,901
3.50% 11/15/24	5,000	4,947
CBL & Associates
4.60% 10/15/24	5,000	4,861
Communications Sales &
Leasing 144A
8.25% 10/15/23 #	165,000	150,563
Corporate Office Properties
3.60% 5/15/23	5,000	4,601
5.25% 2/15/24	10,000	10,149
DDR
3.625% 2/1/25	5,000	4,714
7.50% 4/1/17	5,000	5,419
7.875% 9/1/20	20,000	24,360
Education Realty Operating
Partnership
4.60% 12/1/24	5,000	5,054
ESH Hospitality 144A
5.25% 5/1/25 #	225,000	219,375
Excel Trust 4.625% 5/15/24	5,000	4,799
Hospitality Properties Trust
4.50% 3/15/25	5,000	4,909
Omega Healthcare Investors
144A 4.50% 4/1/27 #	5,000	4,820
Regency Centers
5.875% 6/15/17	20,000	21,480
Ventas Realty
4.125% 1/15/26	5,000	4,966
WP Carey 4.60% 4/1/24	5,000	5,058
		500,565
Services – 2.55%
AECOM
144A 5.75% 10/15/22 #	165,000	165,413
144A 5.875% 10/15/24 #	235,000	237,350
Algeco Scotsman Global
Finance
144A 8.50% 10/15/18 #	400,000	360,000
144A 10.75% 10/15/19 #	215,000	127,925
Avis Budget Car Rental 144A
5.25% 3/15/25 #	500,000	475,625
BlueLine Rental Finance 144A
7.00% 2/1/19 #	295,000	280,250
Covanta Holding
5.875% 3/1/24	160,000	156,800
GEO Group
5.125% 4/1/23	165,000	165,000
5.875% 10/15/24	275,000	283,937

(continues)     NQ-DEX [8/15] 10/15 (15216) 13

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Services (continued)
Mattamy Group 144A
6.50% 11/15/20 #	485,000	$470,450
Navios South American
Logistics 144A
7.25% 5/1/22 #	375,000	347,344
OPE KAG Finance Sub 144A
7.875% 7/31/23 #	330,000	337,425
Pinnacle Entertainment
7.75% 4/1/22	145,000	160,950
United Rentals North America
5.50% 7/15/25	130,000	125,937
5.75% 11/15/24	625,000	618,750
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #❆	165,000	144,788
West 144A
5.375% 7/15/22 #	345,000	325,594
		4,783,538
Technology – 2.01%
Apple
3.20% 5/13/25	25,000	24,910
3.45% 2/9/45	5,000	4,243
Audatex North America 144A
6.125% 11/1/23 #	505,000	502,419
Avaya 144A 7.00% 4/1/19 #	80,000	72,200
Cisco Systems
2.45% 6/15/20	5,000	5,052
CommScope 144A
5.50% 6/15/24 #	415,000	404,625
CommScope Technologies
Finance 144A
6.00% 6/15/25 #	240,000	234,000
Corning 2.90% 5/15/22	15,000	14,951
Emdeon 144A
6.00% 2/15/21 #	350,000	345,625
Entegris 144A
6.00% 4/1/22 #	415,000	421,744
First Data 11.75% 8/15/21	535,500	604,579
Flextronics International 144A
4.75% 6/15/25 #	10,000	9,699
Infor Software Parent 144A
PIK 7.125% 5/1/21 #❆	485,000	441,350
Infor US 144A
5.75% 8/15/20 #	140,000	140,700
Intel 3.70% 7/29/25	5,000	5,063
Italics Merger Sub 144A
7.125% 7/15/23 #	165,000	160,015
Micron Technology
144A 5.25% 1/15/24 #	205,000	190,650
144A 5.625% 1/15/26 #	80,000	72,800
Molex Electronic Technologies
144A 2.878% 4/15/20 #	10,000	9,765
144A 3.90% 4/15/25 #	5,000	4,816
Motorola Solutions
4.00% 9/1/24	10,000	9,211
National Semiconductor
6.60% 6/15/17	20,000	21,888
Oracle
2.95% 5/15/25	5,000	4,817
4.125% 5/15/45	5,000	4,733
4.30% 7/8/34	25,000	24,865
QUALCOMM
3.00% 5/20/22	5,000	4,861
3.45% 5/20/25	5,000	4,695
Seagate HDD Cayman
4.75% 1/1/25	15,000	14,296
Xerox 6.35% 5/15/18	10,000	11,018
		3,769,590
Transportation – 0.18%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	5,000	4,856
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	4,853	4,850
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	5,000	4,894
Brambles USA 144A
5.35% 4/1/20 #	15,000	16,614
Burlington Northern Santa Fe
4.15% 4/1/45	15,000	13,680
ERAC USA Finance 144A
5.25% 10/1/20 #	15,000	16,737
Trinity Industries
4.55% 10/1/24	10,000	9,409
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫	5,000	5,056
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫	5,000	5,019
United Parcel Service
5.125% 4/1/19	10,000	11,136
XPO Logistics 144A
6.50% 6/15/22 #	245,000	241,938
		334,189

14 NQ-DEX [8/15] 10/15 (15216)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Utilities – 1.79%
Abengoa Yield 144A
7.00% 11/15/19 #		275,000	$258,500
AES 5.50% 4/15/25		390,000	368,550
AES Gener 144A
8.375% 12/18/73 #●		200,000	217,000
American Water Capital
3.40% 3/1/25		5,000	5,013
Calpine
5.375% 1/15/23		215,000	208,485
5.50% 2/1/24		205,000	198,850
DPL 6.75% 10/1/19		355,000	372,750
Dynegy
5.875% 6/1/23		255,000	244,800
7.375% 11/1/22		220,000	228,800
7.625% 11/1/24		420,000	439,236
Electricite de France 144A
4.60% 1/27/20 #		15,000	16,473
Enel 144A
8.75% 9/24/73 #●		400,000	468,388
GenOn Energy
9.875% 10/15/20		345,000	327,750
			3,354,595
Total Corporate Bonds
(cost $86,336,628)			81,414,547

Municipal Bond – 0.14%
Chicago, Illinois
(Taxable Build America
Bond) Series B
7.75% 1/1/42		265,000	254,858
Total Municipal Bond
(cost $260,844)			254,858

Non-Agency Asset-Backed Security – 0.01%
Nissan Auto Receivables
Owner Trust
Series 2013-C A3
0.67% 8/15/18		20,697	20,654
Total Non-Agency
Asset-Backed Security
(cost $20,692)			20,654

Non-Agency Collateralized Mortgage Obligations – 0.06%
Citicorp Mortgage Securities
Trust
Series 2007-1 2A1
5.50% 1/25/22		4,795	4,814
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.948% 11/25/36 ϕ		100,000	99,481
Total Non-Agency
Collateralized Mortgage
Obligations (cost $91,694)			104,295

Regional Bond – 0.44%Δ
Australia – 0.44%
New South Wales Treasury
4.00% 5/20/26	AUD	1,060,000	817,902
Total Regional Bond
(cost $923,764)			817,902

Senior Secured Loans – 2.01%«
21st Century Oncology
Tranche B 1st Lien
6.50% 4/28/22		185,000	177,831
Applied Systems 2nd Lien
7.50% 1/23/22		411,719	411,101
Atkore International 2nd Lien
7.75% 10/9/21		235,000	217,669
Avaya 1st Lien
4.50% 10/26/17		174,520	163,089
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		440,000	440,220
CD&R Millennium Holdco 6
2nd Lien 8.75% 7/31/22		370,000	364,450
Drillship Ocean Ventures
Tranche B 1st Lien
5.50% 7/25/21		77,389	59,977
Flint Group 2nd Lien
8.25% 9/7/22		375,000	373,750
FMG Resources August 2006
Pty 1st Lien
3.75% 6/30/19		100,000	81,208
Green Energy Partners
Tranche B 1st Lien
6.50% 11/13/21		255,000	258,984
iHeartCommunications
Tranche D 1st Lien
6.75% 1/30/19		240,000	212,100
Marina District Finance
Tranche B 1st Lien
6.50% 8/15/18		259,504	261,218
Moxie Patriot Tranche B1 1st
Lien 6.75% 12/19/20		210,000	204,750
Panda Liberty Tranche B 1st
Lien 7.50% 8/21/20		215,000	209,625

(continues)     NQ-DEX [8/15] 10/15 (15216) 15

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Senior Secured Loans« (continued)
Rite Aid 2nd Lien
5.75% 8/21/20		178,000	$179,928
Solenis International 2nd Lien
7.75% 7/31/22		150,000	144,687
Total Senior Secured Loans
(cost $3,844,824)			3,760,587

Sovereign Bonds – 4.64%Δ
Indonesia – 2.33%
Indonesia Government
International Bonds
144A 5.125% 1/15/45 #		1,000,000	920,000
6.625% 2/17/37		1,350,000	1,458,000
144A 6.75% 1/15/44 #		1,800,000	1,995,840
			4,373,840
Mexico – 1.79%
Mexican Bonos
10.00% 12/5/24	MXN	22,720,000	1,740,988
Mexico Government
International Bond
3.60% 1/30/25		1,632,000	1,603,440
			3,344,428
South Africa – 0.52%
South Africa Government
International Bond
5.375% 7/24/44		1,000,000	975,080
			975,080
Total Sovereign Bonds
(cost $9,634,463)			8,693,348

Supranational Bank – 0.64%
Inter-American Development
Bank 7.25% 7/17/17	IDR	17,930,000,000	1,205,330
Total Supranational Bank
(cost $1,495,517)			1,205,330

U.S. Treasury Obligations – 0.68%
U.S. Treasury Bond
3.00% 5/15/45		90,000	91,072
U.S. Treasury Note
1.625% 7/31/20		285,000	286,124
2.125% 5/15/25		900,000	893,115
Total U.S. Treasury
Obligations
(cost $1,260,163)			1,270,311

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income
Auction Pass Through Trust
Series 2007-B 144A
0.00% 1/15/87 #@⧫†		500,000	0
Total Leveraged
Non-Recourse Security
(cost $425,000)			0

		Number of shares

Limited Partnership – 0.20%
Ares Management		9,000	155,250
Brookfield Infrastructure
Partners		5,400	213,300
Total Limited Partnership
(cost $325,427)			368,550

Preferred Stock – 0.78%
Ally Financial 144A 7.00% #		400	406,463
Bank of America 6.50% ●		450,000	464,063
Freddie Mac 6.02%		40,000	164,000
GMAC Capital Trust I
8.125% ●		12,000	306,360
Integrys Energy Group
6.00% ●		300	8,022
Morgan Stanley 5.55% ●		10,000	10,000
National Retail Properties
5.70%		200	4,906
Public Storage 5.20%		200	4,836
Vornado Realty Trust 6.625%		3,700	94,387
Total Preferred Stock
(cost $2,323,300)			1,463,037

Rights – 0.01%
Safeway CVR exercise price
$2.41 =		46,400	24,678
Total Rights (cost $0)			24,678

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 @†		12,540	690
Total Warrant (cost $104)			690

16 NQ-DEX [8/15] 10/15 (15216)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 0.77%
Discount Notes – 0.55%≠
Federal Home Loan Bank
0.065% 9/2/15	62,561	$62,561
0.07% 10/5/15	550,182	550,144
0.075% 9/18/15	125,333	125,333
0.10% 10/23/15	62,561	62,554
0.105% 11/3/15	116,289	116,262
Freddie Mac
0.075% 10/1/15	121,275	121,268
		1,038,122
Repurchase Agreements – 0.22%
Bank of America Merrill Lynch
0.07%, dated 8/31/15, to
be repurchased on 9/1/15,
repurchase price $64,918
(collateralized by U.S.
government obligations
1.50%–4.375%
10/31/19-5/15/41; market
value $66,216)	64,918	64,918
Bank of Montreal
0.10%, dated 8/31/15, to
be repurchased on 9/1/15,
repurchase price $108,197
(collateralized by U.S.
government obligations
0.00%–8.00%
8/18/16–5/15/45; market
value $110,361)	108,197	108,197
BNP Paribas
0.12%, dated 8/31/15, to
be repurchased on 9/1/15,
repurchase price $237,886
(collateralized by U.S.
government obligations
0.00%–7.50%
2/15/16–11/15/44; market
value $242,643)	237,885	237,885
		411,000

Total Short-Term
Investments
(cost $1,449,123)		1,449,122

Total Value of
Securities – 141.04%
(cost $268,260,253)		$264,453,277

Borrowing Under Line of
Credit – (44.80%)		(84,000,000)
Receivables and Other
Assets Net of
Liabilities – 3.76%★		7,054,971
Net Assets Applicable to
15,863,616 Shares
Outstanding – 100.00%		$187,508,248
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2015, the aggregate value of Rule 144A securities was $54,265,220, which represents 28.94% of the Fund’s net assets.
@	Illiquid security. At Aug. 31, 2015, the aggregate value of illiquid securities was $1,171,731, which represents 0.63% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❖	Securities have been classified by type of business.
❆	100% of the income received was in the form of cash.
★	Includes $2,726 cash collateral for swap contracts as of Aug. 31, 2015.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2015, the aggregate value of fair valued securities was $59,904, which represents 0.03% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Aug. 31, 2015. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Aug. 31, 2015.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Aug. 31, 2015.

(continues)     NQ-DEX [8/15] 10/15 (15216) 17

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

The following foreign currency exchange contracts and futures contracts were outstanding at Aug. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	AUD	(40,942)	USD	29,299	9/2/15	$164
BNYM	CAD	(195,377)	USD	147,468	9/1/15	(1,035)
BNYM	CHF	(165,660)	USD	172,010	9/1/15	638
BNYM	EUR	(662,652)	USD	741,110	9/1/15	(2,366)
BNYM	GBP	(195,168)	USD	300,507	9/2/15	995
BNYM	HKD	(1,253,947)	USD	161,715	9/1/15	(83)
BNYM	IDR	(504,106,510)	USD	35,710	9/2/15	(139)
BNYM	JPY	(74,559,965)	USD	615,658	9/2/15	663
BNYM	KRW	(29,204,714)	USD	24,675	9/1/15	(18)
BNYM	SEK	(1,032,126)	USD	121,901	9/1/15	(43)
BNYM	SGD	(1,048)	USD	741	9/1/15	(1)
						$(1,225)

Swap Contract
CDS Contract1

	Swap			Annual		Unrealized
	Referenced			Protection	Termination	Appreciation
Counterparty	Obligation	Notional Value		Payments	Date	(Depreciation)[2]
Protection
Purchased:
JPMC -
iTraxx
Europe
Crossover
Series 23
ICE	Version 1	EUR	20,000	5.00%	6/20/20	$318

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and swap contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as realized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(219).

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BNYM – Bank of New York Mellon
CAD – Canadian Dollar
CDS – Credit Default Swap
CHF – Swiss Franc
CVA – Dutch Certificate
CVR – Contingent Value Rights
ETN – Exchange-Traded Note
EUR – European Monetary Unit
FDR – Finnish Depositary Receipt
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
HKD – Hong Kong Dollar
ICE – IntercontinentalExchange, Inc.
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
SGD – Singapore Dollar
USD – U.S. Dollar
yr – Year

18 NQ-DEX [8/15] 10/15 (15216)

Notes

Delaware Enhanced Global Dividend and Income Fund
August 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Enhanced Global Dividend and Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2015:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and
Mortgage-Backed Securities	$—	$1,004,424	$—	$1,004,424
Corporate Debt	—	107,745,987	—	107,745,987
Foreign Debt	—	10,716,580	—	10,716,580
Municipal Bonds	—	254,858	—	254,858
Senior Secured Loans	—	3,760,587	—	3,760,587
Common Stock
Consumer Discretionary	2,592,729	12,112,158	—	14,704,887
Consumer Staples	5,027,914	8,281,363	—	13,309,277
Diversified REITs	537,651	357,103	—	894,754
Energy	7,695,326	3,285,502	—	10,980,828
Financials	2,399,778	15,790,648	—	18,190,426
Healthcare	10,054,975	7,645,829	—	17,700,804
Healthcare REITs	768,826	—	—	768,826
Hotel REITs	1,216,624	—	—	1,216,624
Industrial REITs	652,372	213,721	—	866,093
Industrials	2,820,697	12,274,141	—	15,094,838
Information Technology	7,822,951	4,326,402	—	12,149,353
Mall REITs	1,504,405	—	—	1,504,405
Manufactured Housing REIT	175,979	—	—	175,979
Materials	1,920,706	2,750,661	—	4,671,367
Mixed REITs	235,917	—	—	235,917
Mortgage REITs	917,475	—	—	917,475
Multifamily REITs	841,763	—	—	841,763
Office REITs	1,780,846	735,326	—	2,516,172
Self-Storage REITs	269,708	—	—	269,708
Shopping Center REITs	1,273,123	693,674	—	1,966,797
Single Tenant REIT	125,462	—	—	125,462
Specialty REITs	296,815	—	—	296,815
Telecommunications	3,338,260	4,849,814	—	8,188,074
Utilities	1,340,830	999,681	—	2,340,511

20 NQ-DEX [8/15] 10/15 (15216)

(Unaudited)

Securities	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock[1]	$5,846,680	$417,579	$35,226	$6,299,485
Exchange-Traded Note	167,813	—	—	167,813
Limited Partnership	368,550	—	—	368,550
Preferred Stock[1]	418,511	1,044,526	—	1,463,037
Rights	—	—	24,678	24,678
Warrant	690	—	—	690
U.S. Treasury Obligations	—	1,270,311	—	1,270,311
Short-Term Investments	—	1,449,122	—	1,449,122
Total Value of Securities	$62,413,376	$201,979,997	$59,904	$264,453,277

Foreign Currency Exchange
Contracts	$—	$(1,225)	$—	$(1,225)
Swap Contract	—	318	—	318

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	92.81%	6.63%	0.56%	100.00%
Preferred Stock	28.61%	71.39%	—	100.00%

As a result of utilizing international fair value pricing at Aug. 31, 2015, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended Aug. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: